Consolidated Statements of Cash Flow - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
OPERATING ACTIVITIES
Net income		$ 1,892	$ 1,256	$ 4,373		$ 2,037
Adjustments for the following items:
Depreciation		555	436	1,055		847
Finance costs, net		26	58	65		120
Impairment (reversals) charges		(1)	0	(1)		4
Income tax expense (note 10)		732	102	1,479		380
Income from equity investees (note 12)		(155)	(77)	(471)		(144)
Gain on sale of non-current assets (note 9)		(10)	(745)	(9)		(745)
Loulo-Gounkoto2		210	1,035	210		1,035
Loss (gain) on currency translation		14	(2)	34		0
Change in working capital (note 11)		(379)	(129)	(681)		(234)
Other operating activities (note 11)		(114)	(103)	(370)		(112)
Operating cash flows before interest and income taxes		2,770	1,831	5,684		3,188
Interest paid		(92)	(114)	(141)		(139)
Interest received		50	37	105		83
Income taxes paid	[1]	(1,024)	(425)	(1,390)		(591)
Net cash provided by operating activities		1,704	1,329	4,258		2,541
INVESTING ACTIVITIES
Capital expenditures (note 5)		(1,189)	(934)	(2,168)		(1,771)
Sales proceeds		6	2	8		2
Divestitures2		41	999	37		999
Income taxes paid (refund), classified as investing activities		(7)	(87)	(7)		(87)
Investment sales		0	0	110		0
Cash advances and loans made to other parties, classified as investing activities		(2)	0	(2)		0
Dividends received from equity method investments (note 12)		167	53	277		91
Cash receipts from repayment of advances and loans made to other parties		84	53	231		113
Net cash provided by (used in) investing activities		(900)	86	(1,514)		(653)
FINANCING ACTIVITIES
Lease repayments		5	14	10		17
Repayments of borrowings, classified as financing activities		47	2	47		2
Dividends		(288)	(170)	(985)		(342)
Share buyback program		1,209	268	1,209		411
Funding from Reko Diq non-controlling interests (note 16)		71	44	193		127
Disbursements to non-controlling interests (note 16)		562	324	1,488		532
Pueblo Viejo JV partner shareholder loan		32	13	23		17
Net cash used in financing activities		(2,008)	(721)	(3,523)		(1,160)
Effect of exchange rate changes on cash and equivalents		0	0	0		0
Net increase (decrease) in cash and equivalents		(1,204)	694	(779)		728
Cash and cash equivalents at beginning of period		7,131	4,108	6,706	[2]	4,074
Cash and equivalents		$ 5,927	$ 4,802	$ 5,927		$ 4,802

[1]	Income taxes paid excludes $54 million (Q2 2025: $58 million) for Q2 2026 and $74 million (YTD 2025: $75 million) for YTD 2026 of income taxes payable that were settled against offsetting value added tax (“VAT”) receivables.

[2]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.